INCOME TAXES (Schedule of Reconciliation of Income Taxes Computed at Statutory Rate) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of income taxes computed at statutory rate
Tax benefit at statutory rate					$ 2,023,555	$ 1,500,068
Valuation allowance					(2,023,555)	(1,500,068)
Income tax expense (benefit)